Note 3 - Correction of Immaterial Error in Previously Issued Financial Statements (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Correction of Immaterial Error in Previously Issued Financial Statements, Disclosure [Line Items]
Cost of research and development	€ (30,402)	€ (10,432)	€ (53,142)	€ (12,825)	€ (40,609)	€ (30,469)	€ (4,937)
Property, plant and equipment	25,359	€ 980	25,359	980	€ 1,484	€ 2,102	€ 2,469
IPO related cost recognized in equity			842	€ 17
Increase (decrease) due to corrections of prior period errors
Correction of Immaterial Error in Previously Issued Financial Statements, Disclosure [Line Items]
Cost of research and development			(650)
Property, plant and equipment	€ 650		650
IPO related cost recognized in equity			€ 595